SUBSEQUENT EVENTS (Details Narrative) - $ / shares	Aug. 22, 2025	Aug. 21, 2025	Jun. 30, 2025	Dec. 31, 2024	Feb. 16, 2024
Subsequent Event [Line Items]
Common stock, shares authorized			100,000,000	100,000,000	100,000,000
Common stock, par value			$ 0.0001	$ 0.0001
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, shares authorized	500,000,000	100,000,000
Common stock, par value	$ 0.0001